Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 2,167,713	¥ 1,892,485	¥ 1,562,000
Consolidated, Income (loss) before income taxes		539,821	471,964	273,850
Consolidated, Long-lived assets		848,643	469,176	488,440
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	669,998	589,122	453,069
Consolidated, Income (loss) before income taxes		61,868	65,753	14,650
Consolidated, Long-lived assets		385,825	111,312	121,633
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	261,522	375,648	269,292
Consolidated, Income (loss) before income taxes		(31,128)	20,348	(33,064)
Consolidated, Long-lived assets		58,555	55,515	62,063
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	148,415	61,730	56,684
Consolidated, Income (loss) before income taxes		60,790	50,878	23,795
Consolidated, Long-lived assets		41,112	31,656	33,820
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	1,079,935	1,026,500	779,045
Consolidated, Income (loss) before income taxes		91,530	136,979	5,381
Consolidated, Long-lived assets		485,492	198,483	217,516
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	1,087,778	865,985	782,955
Consolidated, Income (loss) before income taxes		448,291	334,985	268,469
Consolidated, Long-lived assets		¥ 363,151	¥ 270,693	¥ 270,924

[1]	There is no revenue derived from transactions with a single major external customer.